COST OF SALES - Narrative (Details) - CAD ($) $ in Thousands	12 Months Ended
	Aug. 31, 2022	Aug. 31, 2021
Disclosure Of Cost Of Sales [Abstract]
Write-downs and provisions in relation to excess and obsolete inventories and biological assets	$ 4,546	$ 19,904
Charges for unabsorbed fixed overhead	$ 709	$ 8,063